SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, New York

January 12, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re: Western Asset High Income Opportunity Fund Inc. (811-07920)

Ladies and Gentlemen:

On behalf of Western Asset High Income Opportunity Fund Inc. (“HIO”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we submit for filing HIO’s preliminary Registration Statement on Form N-14 by direct electronic transmission.

This Registration Statement on Form N-14 is being filed in connection with the proposed merger of Western Asset Managed High Income Fund Inc. with and into HIO pursuant to the Maryland General Corporation Law.

If you have any questions in connection with this filing, please call Rafael Vasquez (212-455-3566) or Alexander Lebow
(212-455-3925) of this firm.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP